Subsequent Events (Details) - Hyundai Merchant Marine Co., Ltd. ("HMM") - Subsequent Event - USD ($)	6 Months Ended	8 Months Ended
	Jul. 15, 2016	Aug. 31, 2016
Subsequent Event [Line Items]
Number of vessels	5
Vessel type	Container
Percentage of decrease of charter rate	20.00%
Principal amount of senior, unsecured loan notes	$ 7,692,000
Interest rate	3.00%
Maturity date	Jul. 31, 2024
Number of shares	3,657,000
Proceeds from sale of shares		$ 21,260,000
From July 18, 2016 until December 31, 2019
Subsequent Event [Line Items]
Future daily revenue from charter hire	$ 24,400
From January 1, 2020 and thereafter
Subsequent Event [Line Items]
Future daily revenue from charter hire	$ 30,500